Schedule of Investments
May 31, 2021
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–75.08%
AMSR Trust,
Series 2020-SFR2, Class E1, 4.03%, 07/17/2037(a)	$2,412,000	$2,534,484
Series 2020-SFR5, Class D, 2.18%, 11/17/2037(a)	5,000,000	5,009,164
Angel Oak Mortgage Trust,
Series 2019-5, Class B1, 3.96%, 10/25/2049(a)(b)	2,361,000	2,383,709
Series 2020-3, Class M1, 3.81%, 04/25/2065(a)(b)	5,000,000	5,200,079
Series 2020-4, Class A3, 2.81%, 06/25/2065(a)(b)	3,333,855	3,390,830
Series 2020-6, Class A3, 1.78%, 05/25/2065(a)(b)	3,210,073	3,242,229
Series 2021-1, Class M1, 2.22%, 01/25/2066(a)(b)	3,164,000	3,176,459
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(b)	2,509,489	2,531,674
Arroyo Mortgage Trust, Series 2020-1, Class A3, 3.33%, 03/25/2055(a)	4,463,000	4,609,701
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 03/20/2026(a)	1,000,000	1,052,778
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.79%, 09/15/2048(c)	16,119,737	467,779
Bank, Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	4,441,295
BBCMS Mortgage Trust, Series 2018-C2, Class C, 4.97%, 12/15/2051(b)	2,500,000	2,842,188
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 2.89%, 01/25/2035(b)	336,030	344,323
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.56%, 04/10/2051(b)	4,375,000	4,866,522
Series 2019-B11, Class D, 3.00%, 05/15/2052(a)(b)	5,250,000	5,123,208
Series 2019-B14, Class C, 3.78%, 12/15/2062(b)	4,650,000	4,910,644
Series 2019-B15, Class C, 3.72%, 12/15/2072(b)	1,000,000	1,058,587
Series 2019-B9, Class C, 4.97%, 03/15/2052(b)	4,000,000	4,591,094
Series 2020-B17, Class C, 3.37%, 03/15/2053(b)	3,000,000	3,096,560
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.68%, 12/16/2041(a)(d)	4,719,620	4,622,462
BRAVO Residential Funding Trust, Series 2019-NQM2, Class A3, 3.11%, 11/25/2059(a)(b)	2,811,086	2,840,569
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	4,517,000	4,009,942
Principal Amount		Value
CBAM Ltd., Series 2017-3A, Class A, 1.42% (3 mo. USD LIBOR + 1.23%), 10/17/2029(a)(e)	$8,000,000	$8,007,000
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class DR, 3.98% (3 mo. USD LIBOR + 3.80%), 10/15/2030(a)(e)	2,100,000	2,047,276
Cerberus Loan Funding XXVI L.P., Series 2019-1A, Class D, 5.03% (3 mo. USD LIBOR + 4.85%), 04/15/2031(a)(e)	2,500,000	2,493,160
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	1,608,231	1,620,594
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,904,546	1,935,809
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.42%, 04/10/2023(a)(b)	4,885,000	4,975,824
Series 2015-GC29, Class D, 3.11%, 04/10/2048(a)	5,000,000	4,886,402
COLT Mortgage Loan Trust,
Series 2020-1, Class A3, 2.90%, 02/25/2050(a)(b)	1,329,259	1,341,347
Series 2020-2, Class A3, 3.70%, 03/25/2065(a)(b)	2,664,000	2,762,062
Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	2,302,512	2,332,486
Commercial Mortgage Trust,
Series 2014-CR19, Class C, 4.71%, 08/10/2024(b)	4,578,800	4,870,183
Series 2014-UBS4, Class C, IO, 4.65%, 07/10/2024(c)	5,000,000	5,216,573
Series 2015-CR26, Class C, 4.48%, 10/10/2048(b)	4,000,000	4,363,358
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A3, 2.73%, 04/25/2065(a)(d)	5,000,000	5,090,182
Credit Suisse Mortgage Trust,
Series 2021-NQM1, Class M1, 2.13%, 05/25/2065(a)(b)	1,649,583	1,660,561
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(b)	6,000,000	6,089,102
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 3.95%, 01/15/2049(a)(b)	3,000,000	1,886,253
Series 2017-CX9, Class D, 4.15%, 09/15/2050(a)(b)	6,304,000	5,176,169
Series 2019-C16, Class C, 4.24%, 06/15/2052(b)	2,000,000	2,087,884
Series 2019-C17, Class C, 3.93%, 09/15/2052	5,000,000	5,315,709
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, 2.86%, 05/25/2065(a)	5,800,000	5,962,419
Dryden 53 CLO Ltd., Series 2017-53A, Class A, 1.30% (3 mo. USD LIBOR + 1.12%), 01/15/2031(a)(e)	7,000,000	7,004,224
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/2037(a)	5,000,000	4,974,846

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.54%, 09/25/2048(a)(b)	$1,608,861	$1,648,198
Series 2018-5, Class B2, 4.54%, 09/25/2048(a)(b)	1,927,794	1,962,357
Series 2018-6RR, Class B2, 4.99%, 10/25/2048(a)(b)	2,847,527	2,993,898
Series 2018-6RR, Class B3, 4.99%, 10/25/2048(a)(b)	2,847,527	2,987,999
FREMF Mortgage Trust,
Series 2019-KF68, Class B, 2.31% (1 mo. USD LIBOR + 2.20%), 07/25/2026(a)(e)	1,958,256	1,963,174
Series 2019-KF72, Class B, 2.21% (1 mo. USD LIBOR + 2.10%), 11/25/2026(a)(e)	5,937,932	5,924,686
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	5,555,774
GCAT Trust,
Series 2019-NQM3, Class B1, 3.95%, 11/25/2059(a)(b)	4,000,000	4,135,577
Series 2020-NQM2, Class M1, 3.59%, 04/25/2065(a)(b)	3,500,000	3,647,926
Series 2021-NQM1, Class M1, 2.32%, 01/25/2066(a)(b)	5,000,000	5,030,821
GS Mortgage Securities Corp. Trust,
Series 2017-SLP, Class E, 4.59%, 10/10/2032(a)(b)	5,050,000	5,032,567
Series 2018-TWR, Class G, 4.03% (1 mo. USD LIBOR + 3.92%), 07/15/2021(a)(e)	3,000,000	2,644,724
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	3,038,612
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.35%, 09/27/2060(a)(b)	1,277,010	1,299,945
Home Partners of America Trust, Series 2017-1, Class E, 2.75% (1 mo. USD LIBOR + 2.65%), 07/17/2034(a)(e)	5,000,000	5,016,852
Invitation Homes Trust,
Series 2018-SFR2, Class C, 1.38% (1 mo. USD LIBOR + 1.28%), 06/17/2037(a)(e)	1,250,000	1,254,013
Series 2018-SFR3, Class A, 2.12%, 07/17/2037(a)	66	66
Series 2018-SFR3, Class C, 1.40% (1 mo. USD LIBOR + 1.30%), 07/17/2037(a)(e)	3,685,000	3,693,977
Series 2018-SFR4, Class C, 2.07%, 01/17/2038(a)	161	162
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(a)	6,272,500	6,728,669
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class E, 3.91% (1 mo. USD LIBOR + 2.41%), 08/15/2023(a)(e)	2,000,000	1,216,557
Series 2018-PHH, Class F, 4.51% (1 mo. USD LIBOR + 3.01%), 08/15/2023(a)(e)	2,000,000	596,362
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class C, 4.10%, 07/15/2045(b)	4,760,000	4,962,097
Principal Amount		Value
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.73%, 05/13/2053(b)	$4,779,000	$5,121,191
Life Financial Services Trust, Series 2021-BMR, Class D, 1.50% (1 mo. USD LIBOR + 1.40%), 03/15/2038(a)(e)	5,800,000	5,828,886
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,953,845	1,919,418
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, 1.38% (3 mo. USD LIBOR + 1.19%), 10/21/2030(a)(e)	3,000,000	3,001,639
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class D, 3.07%, 02/15/2048(a)	3,200,000	3,147,005
Series 2015-C24, Class D, 3.26%, 07/15/2025(a)	5,000,000	4,903,067
Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.07%, 12/15/2051(b)	5,000,000	5,447,257
New Residential Mortgage Loan Trust, Series 2021-NQ1R, Class M1, 2.27%, 07/25/2055(a)(b)	2,250,000	2,274,362
OCP CLO Ltd., Series 2017-13A, Class A1A, 1.44% (3 mo. USD LIBOR + 1.26%), 07/15/2030(a)(e)	4,100,000	4,103,304
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class A, 1.69% (3 mo. USD LIBOR + 1.50%), 10/20/2031(a)(e)	6,000,000	6,022,604
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.45% (3 mo. USD LIBOR + 1.26%), 01/20/2033(a)(e)	2,400,000	2,411,532
Onslow Bay Financial LLC, Series 2021-NQM1, Class M1, 2.22%, 02/25/2066(a)(b)	3,500,000	3,512,684
Progress Residential Trust,
Series 2018-SFR2, Class E, 4.66%, 08/17/2035(a)	3,000,000	3,029,167
Series 2018-SFR3, Class D, 4.43%, 10/17/2035(a)	7,000,000	7,082,157
Series 2019-SFR1, Class E, 4.47%, 08/17/2035(a)	5,000,000	5,146,968
Series 2021-SFR2, Class E2, 2.65%, 04/19/2038(a)	4,500,000	4,545,589
Residential Mortgage Loan Trust,
Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	3,342,877
Series 2020-2, Class M1, 3.57%, 05/25/2060(a)(b)	5,000,000	5,174,992
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	3,039,185	2,739,456
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	3,000,000	3,150,666
Sonic Capital LLC,
Series 2018-1A, Class A2, 4.03%, 02/20/2048(a)	2,744,625	2,834,171
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	5,651,109	5,944,732
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Star Trust, Series 2021-SFR1, Class D, 1.40% (1 mo. USD LIBOR + 1.30%), 04/17/2038(a)(e)	$6,665,000	$6,657,553
Starwood Mortgage Residential Trust,
Series 2020-2, Class A2, 3.97%, 04/25/2060(a)(b)	4,000,000	4,170,650
Series 2020-3, Class A3, 2.59%, 04/25/2065(a)(b)	3,000,000	3,072,519
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.48% (3 mo. USD LIBOR + 1.29%), 04/18/2033(a)(e)	7,500,000	7,538,526
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, B shares, 4.94%, 08/21/2045(a)	3,687,363	3,805,816
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	4,966,667	5,013,313
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.33% (3 mo. USD LIBOR + 1.14%), 01/20/2031(a)(e)	7,000,000	7,004,534
TIF Funding II LLC, Series 2021-1A, Class B, 2.54%, 02/20/2046(a)	1,802,208	1,781,705
Tricon American Homes Trust,
Series 2018-SFR1, Class D, 4.17%, 05/17/2037(a)	2,000,000	2,107,832
Series 2020-SFR1, Class D, 2.55%, 07/17/2038(a)	8,900,000	9,015,607
Series 2020-SFR1, Class E, 3.54%, 07/17/2038(a)	1,600,000	1,680,201
Series 2020-SFR2, Class D, 2.28%, 11/17/2039(a)	2,000,000	1,978,058
Verus Securitization Trust,
Series 2020-4, Class A3, 2.32%, 05/25/2065(a)(d)	4,338,126	4,416,874
Series 2020-INV1, Class A3, 3.89%, 03/25/2060(a)(b)	2,800,000	2,911,976
Series 2021-R1, Class M1, 2.34%, 10/25/2063(a)	3,250,000	3,282,609
Series 2021-R2, Class M1, 2.24%, 02/25/2064(a)	4,281,000	4,306,320
Vista Point Securitization Trust,
Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	2,204,779
Series 2020-2, Class A3, 2.50%, 04/25/2065(a)(b)	2,116,046	2,144,462
Series 2020-2, Class M1, 3.40%, 04/25/2065(a)(b)	1,650,000	1,730,847
Voya CLO Ltd. (Cayman Islands),
Series 2014-1A, Class CR2, 2.99% (3 mo. USD LIBOR + 2.80%), 04/18/2031(a)(e)	1,300,000	1,256,867
Series 2020-2A, Class D, 4.44% (3 mo. USD LIBOR + 4.25%), 07/19/2031(a)(e)	4,000,000	4,008,563
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(a)(b)	6,000,000	5,513,482
Series 2015-NXS2, Class D, 4.29%, 07/15/2025(b)	6,000,000	5,678,194
Series 2017-C39, Class C, 4.12%, 09/15/2050	2,309,000	2,486,302
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,731,485
Principal Amount		Value
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	$2,400,000	$2,415,418
Total Asset-Backed Securities (Cost $425,815,360)		430,378,932
U.S. Government Sponsored Agency Mortgage-Backed Securities–16.68%
Collateralized Mortgage Obligations–0.57%
Freddie Mac Multifamily Structured Credit Risk,
Series 2021-MN1, Class M1, 2.01% (30 Day Average SOFR + 2.00%), 01/25/2051(a)(e)	1,682,871	1,700,693
Series 2021-MN1, Class M2, 3.76% (SOFR + 3.75%), 01/25/2051(a)(e)	1,500,000	1,575,931
		3,276,624
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
9.00%, 04/01/2025	20,843	22,689
9.50%, 04/01/2025	3,882	3,913
6.50%, 06/01/2029 to 08/01/2032	3,046	3,449
7.00%, 03/01/2032 to 05/01/2032	1,044	1,121
		31,172
Federal National Mortgage Association (FNMA)–0.02%
9.50%, 08/01/2022 to 04/20/2025	2	2
6.00%, 04/01/2024	168	188
6.75%, 07/01/2024	53,946	60,474
6.95%, 07/01/2025 to 10/01/2025	21,360	21,571
6.50%, 01/01/2026 to 10/01/2036	4,696	5,333
7.00%, 06/01/2029 to 02/01/2032	1,025	1,078
8.00%, 10/01/2029	23	26
		88,672
Government National Mortgage Association (GNMA)–5.33%
8.00%, 11/15/2021 to 02/15/2036	403,832	461,365
7.00%, 01/15/2023 to 12/15/2036	353,551	372,948
9.50%, 03/15/2023	43	43
6.50%, 07/15/2024 to 09/15/2032	26,622	27,126
6.95%, 07/20/2025 to 11/20/2026	71,759	74,843
8.50%, 01/15/2037	15,320	15,887
TBA, 2.50%, 06/01/2051(f)	28,600,000	29,618,797
		30,571,009
Uniform Mortgage-Backed Securities–10.76%
TBA, 2.50%, 06/01/2051(f)	59,570,000	61,674,741
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $95,706,408)		95,642,218
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–9.39%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C03, Class 1M2, 3.09% (1 mo. USD LIBOR + 3.00%), 10/25/2029(e)	$5,818,039	$5,981,460
Series 2017-C05, Class 1M2, 2.29% (1 mo. USD LIBOR + 2.20%), 01/25/2030(e)	3,585,903	3,641,568
Series 2018-C02, Class 2M2, 2.29% (1 mo. USD LIBOR + 2.20%), 08/25/2030(e)	902,144	915,471
Series 2018-C03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 10/25/2030(e)	3,644,516	3,687,797
Freddie Mac,
Series 2017-HQA2, Class M2, STACR®, 2.74% (1 mo. USD LIBOR + 2.65%), 12/25/2029(e)	927,442	947,039
Series 2018-HQA1, Class M2, STACR®, 2.39% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	3,892,621	3,925,899
Series 2018-DNA2, Class M2, STACR®, 2.24% (1 mo. USD LIBOR + 2.15%), 12/25/2030(a)(e)	5,000,000	5,052,855
Series 2021-DNA2, Class M2, STACR®, 2.31% (30 Day Average SOFR + 2.30%), 08/25/2033(a)(e)	6,630,000	6,787,986
Series 2018-HRP2, Class M3, STACR®, 2.49% (1 mo. USD LIBOR + 2.40%), 02/25/2047(a)(e)	5,000,000	5,080,018
Series 2020-DNA5, Class M2, STACR®, 2.81% (30 Day Average SOFR + 2.80%), 10/25/2050(a)(e)	5,000,000	5,074,339
Freddie Mac Multifamily Connecticut Avenue Securities Trust,
Series 2019-01, Class M10, 3.34% (1 mo. USD LIBOR + 3.25%), 10/15/2049(a)(e)	1,333,000	1,348,156
Series 2019-01, Class B10, 5.59% (1 mo. USD LIBOR + 5.50%), 10/15/2049(a)(e)	1,500,000	1,536,801
Golub Capital Partners CLO 34(M) Ltd., (Cayman Islands), Series 2017- 34A, Class CR, 3.85% (3 mo. USD LIBOR + 3.65%), 03/14/2031(a)(e)	5,000,000	5,009,365
Strata CLO I Ltd., (Cayman Islands), Series 2018-1A, Class D, 4.24% (3 mo. USD LIBOR + 4.06%), 01/15/2031(a)(e)	5,000,000	4,813,868
Total Agency Credit Risk Transfer Notes (Cost $52,868,458)		53,802,622
Shares
Preferred Stocks–6.16%
Mortgage REITs–6.16%
AG Mortgage Investment Trust, Inc., 8.00%, Series C, Pfd.(g)	150,000	3,537,000
Annaly Capital Management, Inc., 6.50%, Series G, Pfd.(g)	150,000	3,810,000
Chimera Investment Corp., 8.00%, Series B, Pfd.(g)	150,000	3,774,000
Dynex Capital, Inc., 6.90%, Series C, Pfd.(g)	160,000	4,064,000
MFA Financial, Inc., 6.50%, Series C, Pfd.(g)	150,000	3,444,000
New Residential Investment Corp., 7.13%, Series B, Pfd.(g)	100,000	2,472,000
Shares		Value
Mortgage REITs–(continued)
New York Mortgage Trust, Inc., 7.88%, Series C, Pfd.	143,060	$3,536,443
New York Mortgage Trust, Inc., 8.00%, Series D, Pfd.(g)	175,000	4,373,250
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(g)	100,000	2,610,000
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	150,000	3,712,500
Total Preferred Stocks (Cost $33,994,938)		35,333,193
Principal Amount
U.S. Dollar Denominated Bonds & Notes–1.89%
Diversified Banks–0.22%
Lloyds Banking Group PLC (United Kingdom), 7.50%(g)(h)	$1,110,000	1,288,288
Diversified Capital Markets–0.49%
Credit Suisse Group AG (Switzerland), 7.25%(a)(g)(h)(i)	2,500,000	2,789,988
Integrated Oil & Gas–0.36%
Petroleos Mexicanos (Mexico), 6.84%, 01/23/2030	1,971,000	2,044,913
Oil & Gas Refining & Marketing–0.35%
Puma International Financing S.A. (Singapore), 5.13%, 10/06/2024(a)	2,000,000	2,031,790
Sovereign Debt–0.47%
Angolan Government International Bond (Angola), 9.50%, 11/12/2025(a)	1,000,000	1,102,840
Ukraine Government International Bond (Ukraine), 7.30%, 03/15/2033(a)	1,500,000	1,579,500
		2,682,340
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,975,972)		10,837,319
Shares
Common Stocks & Other Equity Interests–0.97%
Mortgage REITs–0.97%
New Residential Investment Corp.	100,000	1,058,000
New York Mortgage Trust, Inc.	630,000	2,847,600
PennyMac Mortgage Investment Trust	85,000	1,666,000
Total Common Stocks & Other Equity Interests (Cost $7,418,334)		5,571,600
Principal Amount
U.S. Treasury Securities–0.97%
U.S. Treasury Bills–0.97%
0.02% - 0.09%, 07/15/2021 (Cost $5,539,646)(j)(k)	$5,540,000	5,539,646
Shares
Exchange-Traded Funds–0.17%
Invesco High Yield Bond Factor ETF (Cost $ 996,450)(l)	39,000	997,035
Money Market Funds–4.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	17,137,302	17,137,302
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	11,424,869	$11,424,869
Total Money Market Funds (Cost $28,562,171)		28,562,171
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-116.29% (Cost $660,877,737)		666,664,736
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.45%
Invesco Private Government Fund, 0.01%(l)(m)(n)	1,034,724	1,034,724
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.09%(l)(m)(n)	1,551,465	$1,552,085
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,586,809)		2,586,809
TOTAL INVESTMENTS IN SECURITIES–116.74% (Cost $663,464,546)		669,251,545
OTHER ASSETS LESS LIABILITIES—(16.74)%		(95,990,017)
NET ASSETS–100.00%		$573,261,528
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $405,098,005, which represented 70.67% of the Fund’s Net Assets.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	All or a portion of this security was out on loan at May 31, 2021.
(j)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$996,450	$-	$585	$-	$997,035	$11,000
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	32,800,718	57,530,845	(73,194,261)	-	-	17,137,302	1,327
Invesco Treasury Portfolio, Institutional Class	21,867,146	38,353,897	(48,796,174)	-	-	11,424,869	311
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,344,534	(5,309,810)	-	-	1,034,724	7*
Invesco Private Prime Fund	-	9,516,815	(7,964,730)	-	-	1,552,085	103*
Total	$54,667,864	$112,742,541	$(135,264,975)	$585	$-	$32,146,015	$12,748

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	638	September-2021	$(84,176,125)	$(1,353)	$(1,353)
U.S. Treasury 10 Year Ultra Notes	360	September-2021	(52,183,125)	33,393	33,393
U.S. Treasury Ultra Bonds	56	September-2021	(10,374,000)	15,188	15,188
Total Futures Contracts				$47,228	$47,228

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Merrill Lynch International	Markit CMBX North America A Index, Series 12, Version 1	Sell	2.00%	Monthly	07/16/2028	2.1607%	USD	10,000,000	$75,475	$(105,884)	$(181,359)

(a)	Open Over-The-Counter swap agreements are collateralized by cash held with Counterparties in the amount of $90,000.
(b)	Implied credit spreads represent the current level, as of May 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$430,378,932	$—	$430,378,932
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	95,642,218	—	95,642,218
Agency Credit Risk Transfer Notes	—	53,802,622	—	53,802,622
Preferred Stocks	35,333,193	—	—	35,333,193
U.S. Dollar Denominated Bonds & Notes	—	10,837,319	—	10,837,319
Common Stocks & Other Equity Interests	5,571,600	—	—	5,571,600
U.S. Treasury Securities	—	5,539,646	—	5,539,646
Exchange-Traded Funds	997,035	—	—	997,035
Money Market Funds	28,562,171	2,586,809	—	31,148,980
Total Investments in Securities	70,463,999	598,787,546	—	669,251,545
Other Investments - Assets*
Futures Contracts	48,581	—	—	48,581
Other Investments - Liabilities*
Futures Contracts	(1,353)	—	—	(1,353)
Swap Agreements	—	(181,359)	—	(181,359)
	(1,353)	(181,359)	—	(182,712)
Total Other Investments	47,228	(181,359)	—	(134,131)
Total Investments	$70,511,227	$598,606,187	$—	$669,117,414

*	Unrealized appreciation (depreciation).
Invesco Income Fund